Unit Activity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 12, 2015
Class of Stock [Line Items]
Subordinated units converted in to common units	One-for-one basis
Subordinated Units [Member]
Class of Stock [Line Items]
Number of Units	(8,567,500)	(8,567,500)
Common Units [Member]
Class of Stock [Line Items]
Partners capital account weighted average purchase price			$ 12.71
Number of Units		8,567,500
Common Units [Member] | General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	0	0	90,368
Common Units [Member] | KNOT [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	0	0	180,906
Maximum [Member]
Class of Stock [Line Items]
Partnership authorized to repurchase common units	485,761			666,667
General Partner authorized to repurchase common units	242,965			333,333